Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 5,860	$ 4,938	[1]
Virginia Electric and Power Company
Asset Retirement Obligations [Line Items]
Nuclear decommissioning trust funds	$ 2,738	$ 2,369	[2]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.